SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Class A common stock reflected in the balance sheet (Details) - USD ($)		12 Months Ended
	Aug. 18, 2020	Dec. 31, 2021	Dec. 31, 2020
Class A Common Stock Subject to Possible Redemption [Abstract]
Less: Proceeds allocated to Public Warrants		$ 0	$ (6,500,000)
Class A common stock issuance costs		(5,450)	(473,487)
Class A common stock subject to possible redemption		230,000,000	$ 230,000,000
Initial Public Offering [Member]
Class A Common Stock Subject to Possible Redemption [Abstract]
Gross proceeds		230,000,000
Plus: Accretion of carrying value to redemption value		25,517,456
Class A common stock subject to possible redemption		230,000,000
Initial Public Offering [Member] | Class A Common Stock [Member]
Class A Common Stock Subject to Possible Redemption [Abstract]
Gross proceeds	$ 200,000,000
Class A common stock issuance costs		(12,292,456)
Initial Public Offering [Member] | Public Warrants [Member]
Class A Common Stock Subject to Possible Redemption [Abstract]
Less: Proceeds allocated to Public Warrants		$ (13,225,000)